Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		₩ 581,219	[1]	₩ 630,423
Beginning balance(adjusted)	[2]	788,106
Profit or loss		(371,561)		(124,755)
Other comprehensive income		(11,600)		75,551		₩ 143,448
Ending balance		404,945	[1]	581,219	[1]	630,423
Temporary Difference
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		205,412	[1]	273,116
Beginning balance(adjusted)	[2]	412,299
Profit or loss		(363,198)		(143,255)
Other comprehensive income		(11,600)		75,551
Ending balance		37,501	[1]	205,412	[1]	273,116
Unearned income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(202,069)	[1]	(139,234)
Beginning balance(adjusted)	[2]	(202,069)
Profit or loss		(53,267)		(62,835)
Ending balance		(255,336)	[1]	(202,069)	[1]	(139,234)
Account receivable
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(19,267)	[1]	(11,493)
Beginning balance(adjusted)	[2]	(19,267)
Profit or loss		(4,872)		(7,774)
Ending balance		(24,139)	[1]	(19,267)	[1]	(11,493)
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance(adjusted)	[2]	(47,548)
Profit or loss		79,000
Other comprehensive income		16,825
Ending balance	[1]	48,277
Securities at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance(adjusted)	[2]	307,729
Profit or loss		(47,548)
Other comprehensive income		(82,823)
Ending balance	[1]	177,358
Trading assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		11,417	[1]	(33,424)
Profit or loss				44,841
Ending balance				11,417	[1]	(33,424)
Available-for-sale financial assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		274,500	[1]	86,897
Profit or loss				77,198
Other comprehensive income				110,405
Ending balance				274,500	[1]	86,897
Investment in associates
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		24,922	[1]	20,112
Beginning balance(adjusted)	[2]	24,918
Profit or loss		3,205		1,062
Other comprehensive income		(3,380)		3,748
Ending balance		24,743	[1]	24,922	[1]	20,112
Valuation and depreciation of property and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(163,312)	[1]	(146,860)
Beginning balance(adjusted)	[2]	(163,313)
Profit or loss		1,317		(16,452)
Ending balance		(161,996)	[1]	(163,312)	[1]	(146,860)
Derivatives
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(77,244)	[1]	125,233
Beginning balance(adjusted)	[2]	(70,828)
Profit or loss		171,000		(197,253)
Other comprehensive income		11,579		(5,224)
Ending balance		111,751	[1]	(77,244)	[1]	125,233
Deposits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		27,904	[1]	18,162
Beginning balance(adjusted)	[2]	27,904
Profit or loss		132		9,742
Ending balance		28,036	[1]	27,904	[1]	18,162
Accrued expenses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		171,310	[1]	108,700
Beginning balance(adjusted)	[2]	171,310
Profit or loss		(38,621)		62,610
Ending balance		132,689	[1]	171,310	[1]	108,700
Defined benefit obligation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		408,266	[1]	378,400
Beginning balance(adjusted)	[2]	408,266
Profit or loss		6,965		50,410
Other comprehensive income		32,427		(20,544)
Ending balance		447,658	[1]	408,266	[1]	378,400
Plan assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(411,936)	[1]	(313,708)
Beginning balance(adjusted)	[2]	(411,935)
Profit or loss		(37,117)		(100,624)
Other comprehensive income		2,729		2,396
Ending balance		(446,323)	[1]	(411,936)	[1]	(313,708)
Other provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		174,265	[1]	221,749
Beginning balance(adjusted)	[2]	191,298
Profit or loss		3,177		(47,484)
Ending balance		194,475	[1]	174,265	[1]	221,749
Allowance for acceptances and guarantees
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		23,138	[1]	19,530
Beginning balance(adjusted)	[2]	23,929
Profit or loss		5,228		3,608
Ending balance		29,157	[1]	23,138	[1]	19,530
Allowance related to asset revaluation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(52,886)	[1]	(46,977)
Beginning balance(adjusted)	[2]	(52,886)
Profit or loss		3,173		(5,909)
Ending balance		(49,713)	[1]	(52,886)	[1]	(46,977)
Allowance for expensing depreciation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(529)	[1]	(521)
Beginning balance(adjusted)	[2]	(529)
Profit or loss		64		(8)
Ending balance		(465)	[1]	(529)	[1]	(521)
Deemed dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		5,317	[1]	1,378
Beginning balance(adjusted)	[2]	5,317
Profit or loss		(5,317)		3,939
Ending balance				5,317	[1]	1,378
Accrued contributions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		11,904	[1]	8,764
Beginning balance(adjusted)	[2]	11,904
Profit or loss		9,807		3,140
Ending balance		21,711	[1]	11,904	[1]	8,764
Financial instruments designated at fair value through profit of loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(6,488)	[1]	(58,885)
Beginning balance(adjusted)	[2]	(7,194)
Profit or loss		(80,214)		52,397
Ending balance		(87,408)	[1]	(6,488)	[1]	(58,885)
Allowances
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		24,353	[1]	94,554
Beginning balance(adjusted)	[2]	131,222
Profit or loss		(82,438)		(70,201)
Ending balance		48,784	[1]	24,353	[1]	94,554
Fictitious dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		4,990	[1]	4,833
Beginning balance(adjusted)	[2]	4,990
Profit or loss		(3,665)		157
Ending balance		1,325	[1]	4,990	[1]	4,833
Liability under insurance contracts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		18,105	[1]	13,104
Beginning balance(adjusted)	[2]	18,105
Profit or loss		4,488		5,001
Ending balance		22,593	[1]	18,105	[1]	13,104
Deficit carried over
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	[1]	1,505
Beginning balance(adjusted)	[2]	1,505
Profit or loss		(1,505)		1,505
Ending balance	[1]			1,505
Other
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(42,753)	[1]	(77,198)
Beginning balance(adjusted)	[2]	59,471
Profit or loss		(296,190)		49,675
Other comprehensive income		11,043		(15,230)
Ending balance		(225,676)	[1]	(42,753)	[1]	(77,198)
Extinguishment of deposit and insurance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		375,807	[1]	357,307
Beginning balance(adjusted)	[2]	375,807
Profit or loss		(8,363)		18,500
Ending balance		₩ 367,444	[1]	₩ 375,807	[1]	₩ 357,307

[1]	Deferred tax assets from overseas subsidiaries were decreased due to foreign exchange rate movements by KRW 1,654 million and KRW 29 million as of December 31, 2017 and 2018, respectively.
[2]	Changes in the scope of application of IFRS 9 and 15 have been reflected.